Schedule of Stock Option Issued and Outstanding (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	9,053,136	9,053,136	8,015,159	7,580,159	287,100
Number of options vested (exercisable)	4,584,892	4,584,892
Grant date fair value | $	$ 2,533,245	$ 2,533,245
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 10.00	$ 10.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years	0 years
Number of stock options outstanding	47,500	47,500
Number of options vested (exercisable)	47,500	47,500
Grant date fair value | $	$ 258,013	$ 258,013
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.50	$ 0.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 days	10 days
Number of stock options outstanding	235,000	235,000
Number of options vested (exercisable)	235,000	235,000
Grant date fair value | $	$ 46,277	$ 46,277
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60	$ 0.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 days	14 days
Number of stock options outstanding	200,000	200,000
Number of options vested (exercisable)	200,000	200,000
Grant date fair value | $	$ 52,909	$ 52,909
Stock Options Four [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60	$ 0.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 months 12 days	5 months 26 days
Number of stock options outstanding	1,575,000	1,575,000
Number of options vested (exercisable)	1,575,000	1,575,000
Grant date fair value | $	$ 435,069	$ 435,069
Stock Options Five [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55	$ 0.55
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 3 days	2 years 2 months 1 day
Number of stock options outstanding	5,957,659	5,957,659
Number of options vested (exercisable)	1,489,415	1,489,415
Grant date fair value | $	$ 1,536,764	$ 1,536,764
Stock Options Six [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.335	$ 0.335
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 months 12 days	5 months 19 days
Number of stock options outstanding	1,037,977	1,037,977
Number of options vested (exercisable)	1,037,977	1,037,977
Grant date fair value | $	$ 204,213	$ 204,213